SIGNIFICANT ACCOUNTING POLICIES 2 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Shareholders' equity - Accumulated deficit	¥ (248,674)	$ (36,168)			¥ (315,531)
Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue and customer advances (current and non-current)			¥ 44,122
Shareholders' equity - Accumulated deficit			44,122
Scenario, Previously Reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue and customer advances (current and non-current)					812,821
Shareholders' equity - Accumulated deficit					¥ 315,531
Restatement Adjustment [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue and customer advances (current and non-current)			856,943	$ 124,637
Shareholders' equity - Accumulated deficit			¥ 359,653	$ 52,309